Securities at amortised cost	6 Months Ended
Jun. 30, 2019
Disclosure of securities at amortised cost [abstract]
Securities at amortised cost
4 Securities at amortised cost

Securities at amortised cost
	30June2019	31December2018
Debt securities at amortised cost	45,970	47,276
	45,970	47,276

Exposure to debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Debt securities
	30June2019	31December2018
Debt securities at fair value through other comprehensive income	26,776	25,616
Debt securities at amortised cost	45,970	47,276
Debt securities at fair value through other comprehensive income and amortised cost	72,747	72,893

Trading assets	8,409	5,213
Debt securities at fair value through profit or loss	3,196	3,218
Financial assets at fair value through profit or loss	11,605	8,431
	84,352	81,323

ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 75,943 million (31 December 2018: EUR 76,111 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL		Debt Securities at FVOCI		Debt Securities at AC		Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Government bonds	329	142	17,609	15,580	24,260	24,659	42,198	40,381
Sub-sovereign, Supranationals and Agencies	495	467	5,988	5,928	10,722	11,244	17,205	17,639
Covered bonds			1,600	2,245	6,985	6,722	8,585	8,967
Corporate bonds	21	23	393	485	179	765	593	1,273
Financial institutions bonds	1,415	1,527	371	460	2,405	2,415	4,192	4,402
ABS portfolio	935	1,059	823	924	1,428	1,483	3,187	3,466
	3,196	3,218	26,785	25,622	45,979	47,288	75,960	76,128
Loan loss provisions			–8	–6	–9	–11	–17	–17
Bond portfolio	3,196	3,218	26,776	25,616	45,970	47,276	75,943	76,111

Approximately 99% (2018: 99%) of the exposure in the ABS portfolio is externally rated AAA, AA or A. There are no borrowed debt securities recognised in the statement of financial position.